Investment Securities (Details 2) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Fair Value
Less than 12 months	$ 16,964	$ 108,726
12 months or more	65,249	6,391
Total	82,213	115,117
Unrealized Losses
Less than 12 months	(69)	(3,866)
12 months or more	(1,264)	(304)
Total	(1,333)	(4,170)
Government sponsored enterprises
Fair Value
Less than 12 months	2,983	25,771
12 months or more	17,862	0
Total	20,845	25,771
Unrealized Losses
Less than 12 months	(4)	(767)
12 months or more	(139)	0
Total	(143)	(767)
Asset-backed securities
Fair Value
Less than 12 months	10,314	76,048
12 months or more	45,445	5,941
Total	55,759	81,989
Unrealized Losses
Less than 12 months	(50)	(2,940)
12 months or more	(1,069)	(251)
Total	(1,119)	(3,191)
Obligations of states and political subdivisions
Fair Value
Less than 12 months	3,667	6,907
12 months or more	1,942	450
Total	5,609	7,357
Unrealized Losses
Less than 12 months	(15)	(159)
12 months or more	(56)	(53)
Total	$ (71)	$ (212)